Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	OphthaliX, Inc.
Entity Central Index Key	0001218683
Trading Symbol	OPLI
Amendment Flag	false
Document Type	S-4
Document Period End Date	Jun. 30, 2017
Entity Filer Category	Smaller Reporting Company